UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6501

Name of Fund:  MuniYield Michigan Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Michigan Insured Fund II, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
Michigan - 141.1%     $2,400   Adrian, Michigan, City School District, GO, 5% due 5/01/2034 (d)                      $2,508

                               Anchor Bay, Michigan, School District, GO (School Building and Site) (c)(f):
                       4,250       Series I, 6% due 5/01/2009                                                         4,784
                       3,165       Series II, 5.75% due 5/01/2010                                                     3,585

                       2,150   Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2026 (e)                  2,345

                       2,175   Carman-Ainsworth, Michigan, Community School, GO, 5.50% due 5/01/2018 (c)              2,445

                       2,175   Central Michigan University, General Revenue Bonds, 5% due 10/01/2034 (a)              2,285

                       1,000   Central Montcalm, Michigan, Public Schools, GO, 5.75% due 5/01/2024 (e)                1,107

                       3,850   Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2029 (c)              4,137

                       1,500   Comstock Park, Michigan, Public Schools, GO, 5.75% due 5/01/2029 (c)                   1,650

                       2,420   Delta County, Michigan, Economic Development Corporation, Environmental
                               Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A,
                               6.25% due 4/15/2027                                                                    2,762

                               Detroit, Michigan, City School District (School Building and Site Improvement),
                               GO, Series A (c):
                       1,480       5.375% due 5/01/2024                                                               1,656
                       2,000       5% due 5/01/2032                                                                   2,075

                         100   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A,
                               1.84% due 7/01/2033 (d)(i)                                                               100

                               Detroit, Michigan, Water Supply System Revenue Bonds:
                       1,000       DRIVERS, Series 200, 9.35% due 7/01/2011 (c)(f)(g)                                 1,316
                       4,600       Senior Lien, Series A, 5% due 7/01/2034 (e)                                        4,782
                       2,000       Series B, 5.25% due 7/01/2032 (e)                                                  2,142
                       4,400       Series B, 5% due 7/01/2034 (e)                                                     4,578

                       2,500   Dickinson County, Michigan, Economic Development Corporation,
                               Environmental Improvement Revenue Refunding Bonds (International Paper
                               Company Project), Series A, 5.75% due 6/01/2016                                        2,710

                       2,170   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds,
                               5.80% due 11/01/2024 (h)                                                               2,299

                               East Grand Rapids, Michigan, Public School District, GO (d)(f):
                       1,610       5.75% due 5/01/2009                                                                1,796
                       6,300       6% due 5/01/2009                                                                   7,091

Portfolio Abbreviations

To simplify the listings of MuniYield Michigan Insured II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes



MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
Michigan (concluded            Eaton Rapids, Michigan, Public Schools, School Building and Site, GO (d):
                      $2,000       5.25% due 5/01/2023                                                               $2,210
                       1,000       5% due 5/01/2026                                                                   1,061
                       1,250       5% due 5/01/2029                                                                   1,313

                         385   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                               Medical Center), Series A, 5.375% due 7/01/2020 (h)                                      399

                       1,800   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)    1,887

                       3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                               5/01/2028 (c)                                                                          3,840

                               Grand Blanc, Michigan, Community Schools, GO (c):
                       1,000       5.625% due 5/01/2017                                                               1,139
                       1,000       5.625% due 5/01/2018                                                               1,139
                       1,100       5.625% due 5/01/2019                                                               1,253

                       1,600   Grand Ledge, Michigan, Public Schools District, GO, Refunding, 5.375% due
                               5/01/2005 (e)(f)                                                                       1,642

                               Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A (a):
                       1,340       5.50% due 10/01/2018                                                               1,515
                         320       5.50% due 10/01/2019                                                                 362

                       1,500   Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and
                               Improvement Bonds, Series A, 5.50% due 1/01/2022 (c)                                   1,762

                         225   Harper Woods, Michigan, City School District, School Building and Site, GO,
                               Refunding, 5% due 5/01/2034 (c)                                                          235

                       7,425   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)          8,501

                       1,275   Haslett, Michigan, Public School District, Building and Site, GO, 5.625% due
                               5/01/2018 (e)                                                                          1,449

                       2,000   Howell, Michigan, Public Schools, GO, 5.875% due 5/01/2009 (e)(f)                      2,241

                       2,660   Hudsonville, Michigan, Public Schools, School Building and Site, GO,
                               5% due 5/01/2029 (d)                                                                   2,794

                       3,975   Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2010 (c)(f)                     4,431

                       7,550   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue
                               Refunding Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2028 (e)                  8,068

                       3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                               Series A, 5.50% due 1/15/2031 (e)                                                      3,222

                       1,440   Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023 (e)                 1,589

                       1,455   Mayville, Michigan, Community Schools, School Building and Site, GO, 5%
                               due 5/01/2034 (c)                                                                      1,524

                       1,000   Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                               Refunding Bonds (Hope College), Series A, 5.90% due 4/01/2032                          1,059

                               Michigan Higher Education Facilities Authority, Revenue Refunding Bonds
                               (College for Creative Studies):
                         550       5.85% due 12/01/2022                                                                 569
                       1,000       5.90% due 12/01/2027                                                               1,027

                       3,000   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
                               AMT, Series XVII-B, 5.40% due 6/01/2018 (a)                                            3,131

                               Michigan State Building Authority Revenue Bonds:
                       1,185       (Facilities Program), Series II, 4.67%** due 10/15/2009 (a)(b)                     1,023
                       1,675       (Facilities Program), Series II, 4.77%** due 10/15/2010 (a)(b)                     1,379
                       2,675       GO, RIB, Series 481, 8.89% due 4/15/2009 (e)(g)                                    3,347

                               Michigan State Building Authority, Revenue Refunding Bonds:
                       2,000       (Facilities Program), Series II, 5% due 10/15/2029 (e)                             2,096
                       3,500       RIB, Series 517X, 8.89% due 10/15/2010 (d)(g)                                      4,433

                               Michigan State COP:
                       3,870       5.50% due 6/01/2027 (a)                                                            4,228
                       5,380       RIB, Series 530, 9.36% due 9/01/2011 (e)(g)                                        6,902

                       1,500   Michigan State Comprehensive Transportation, Revenue Refunding Bonds, Series A,
                               5.50% due 11/01/2018 (d)                                                               1,695

                         635   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30%
                               due 10/01/2037 (e)                                                                       648

                         655   Michigan State, HDA, Revenue Refunding Bonds, AMT, Series B, 5.50% due 6/01/2030 (e)     680

                       1,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                               Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                   1,102

                               Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
                       1,300       (Crittenton Hospital), Series A, 5.625% due 3/01/2027                              1,383
                       1,250       (Sparrow Obligation Group), 5.625% due 11/15/2031                                  1,315

                       2,000   Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health Services),
                               Series R, 5.375% due 8/15/2026 (a)(b)                                                  2,090

                               Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                       8,000       (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (e)(f)                  9,194
                       2,500       (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (f)                     2,873
                       3,760       (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (e)(f)                   4,342
                       3,215       (Mercy Health Services), Series X, 6% due 8/15/2014 (e)                            3,615
                       1,000       (Mercy Mount Clemens), Series A, 6% due 5/15/2014 (e)                              1,120
                       2,000       (Mercy-Mount Clemens), Series A, 5.75% due 5/15/2029 (e)                           2,188
                       1,250       (Mid-Michigan Obligation Group), Series A, 5.375% due 6/01/2027 (d)                1,346
                       5,500       (Trinity Health), Series A, 6% due 12/01/2027 (a)                                  6,283
                       1,000       (Trinity Health Credit), Series C, 5.375% due 12/01/2023                           1,067
                       3,450       (Trinity Health Credit), Series C, 5.375% due 12/01/2030                           3,612

                               Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
                       8,000       (Detroit Edison Company), AMT, Series A, 5.55% due 9/01/2029 (e)                   8,486
                       2,000       (Detroit Edison Company Fund - Pollution), Series AA, 6.95% due 5/01/2011 (c)      2,410
                       3,200       (Detroit Edison Pollution Control), Series C, 5.45% due 9/01/2029                  3,350
                       1,375       (Dow Chemical Company Project), AMT, 5.50% due 12/01/2028                          1,506
                       5,000       RIB, Series 382, 10.64% due 9/01/2025 (e)(g)                                       5,425

                       3,700   Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%
                               due 9/01/2020                                                                          3,840

                       1,500   Milan, Michigan, Area Schools, GO, Series A, 5.75% due 5/01/2010 (c)(f)                1,699

                       6,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation
                               Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due
                               9/01/2022 (c)                                                                          8,720

                       2,500   Oxford, Michigan, Area Community School District, GO, 5.40% due 5/01/2006 (c)(f)       2,619

                       1,000   Plainwell, Michigan, Community Schools, School District, School Building and
                               Site, GO, 5.50% due 5/01/2018 (d)                                                      1,132

                       1,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                               (Tax Increment-Development Area Number 3), 5.375% due 6/01/2017 (h)                    1,066

                       1,000   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                               5/01/2026 (d)                                                                          1,061

                       1,900   Rochester, Michigan, Community School District, GO, Series II, 5.50% due
                               5/01/2018 (e)                                                                          2,145

                       1,500   Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009 (c)(f)                   1,674

                               Saginaw Valley State University, Michigan, General Revenue Refunding Bonds (c):
                       1,450       5% due 7/01/2024                                                                   1,553
                       1,000       5% due 7/01/2034                                                                   1,046

                       6,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                               Company), RIB, Series 282, 10.64% due 8/01/2024 (a)(g)                                 8,304

                       2,650   South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due 5/01/2023 (e)         2,961

                               Southfield, Michigan, Public Schools, School Building and Site, GO, Series A (d):
                       1,950       5.25% due 5/01/2027                                                                2,119
                       1,000       5% due 5/01/2029                                                                   1,051

                       1,000   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2030 (c)     1,048

                         800   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN,
                               Series A, 1.84% due 12/01/2019 (i)                                                       800

                       6,500   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                               Wayne County), AMT, Series A, 5.375% due 12/01/2015 (e)                                6,956

                       1,180   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                               Series A, 5% due 12/01/2030 (e)                                                        1,225

                       1,330   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due
                               5/01/2029 (e)                                                                          1,397

Guam - 0.9%            1,440   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                               Series A, 5.25% due 10/01/2019 (e)                                                     1,601

Puerto Rico - 3.3%     2,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                               Class R, Series 16 HH, 9.333% due 7/01/2013 (d)(g)                                     2,904

                       2,900   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E, 5.75% due 2/01/2007 (f)                                                      3,086

                               Total Investments (Cost - $241,061*) - 145.3%                                        266,660
                               Other Assets Less Liabilities - 3.2%                                                   5,839
                               Preferred Stock, at Redemption Value - (48.5%)                                       (89,029)
                                                                                                                   --------
                               Net Assets Applicable to Common Stock - 100.0%                                      $183,470
                                                                                                                   ========


*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                         $241,061
                                                       ========
Gross unrealized appreciation                          $ 25,704
Gross unrealized depreciation                              (105)
                                                       --------
Net unrealized appreciation                            $ 25,599
                                                       ========

**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a)AMBAC Insured.

(b)Escrowed to maturity.

(c)FGIC Insured.

(d)FSA Insured.

(e)MBIA Insured.

(f)Prerefunded.

(g)The rate disclosed is that currently in effect. The rate changes periodically and inversely based upon prevailing market rates.

(h) ACA Insured.

(i)Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                   Activity         Income

CMA Michigan Municipal Money Fund            (4,166)           $ 11

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation
Receive a variable rate equal to
7-Day Bond Market Association Municipal
Swap Index Rate and pay a fixed rate
equal to 3.619%

Broker, JPMorgan Chase Bank
Expires February 2015                        $ 6,000          $(63)

Receive a variable rate equal to
7-Day Bond Market Association Municipal
Swap Index Rate and pay a fixed rate equal to 3.565%

Broker, JPMorgan Chase Bank
Expires April 2015                          $ 13,500           (33)

Total                                                         $(96)
                                                              =====

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Michigan Insured Fund II, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Michigan Insured Fund II, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Michigan Insured Fund II, Inc.


Date: March 21, 2005